Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company, pursuant to a Framework Agreement dated November 2, 2015 as amended and restated on January 17, 2020 and as further amended and restated on June 28, 2021 (the “Framework Agreement”), with general administrative and certain commercial services as well as technical, crewing, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in respect of the Company’s containerships in exchange for a daily fee for each containership. The Company amended and restated the Framework Agreement in 2020 to allow Costamare Shipping to retain certain relevant payouts from insurance providers and in 2021 to allow Costamare Shipping to provide services in relation to other types of vessels (including dry bulk vessels), in addition to container vessels. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as amended and restated on June 28, 2021 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with crewing, commercial and administrative services. Effective July 1, 2019, the Services Agreement has been amended to increase the fees paid by each vessel-owning subsidiary of the Company to 1.10% from 0.60% of the charter hire and other income earned by each vessel-owning subsidiary. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $0.956 ($0.478 for any vessel subject to a bareboat charter) prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $787.4 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $625 plus the value of 149,600 shares which Costamare Services may elect to receive in kind (Note 1). Fees under (i) and (ii) may be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

In 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece. The Cell offered technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company’s container vessels, pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee. The Cell also offered ship management services to third-party owners. Effective April 1, 2019, the Company terminated its agreement with Costamare Shipping, whereby Costamare Shipping passed to the Company the net profit, if any, it received pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Framework Agreement. Following the termination of the Co-operation Agreement on October 16, 2020, V.Ships Greece continues to provide the same management services to the Company’s vessels (as well as to vessels acquired under the Framework Deed and to third party vessels). As at June 30, 2021, V.Ships Greece provided services to 41 Costamare vessels, of which 15 were subcontracted for certain management services to V.Ships (Shanghai) Limited.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2020 and 2021, amounted to $10,521 and $11,786, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of operations. In addition, Costamare Shipping and Costamare Services charged (i) $3,694 for the six-month period ended June 30, 2021 ($2,881 for the six-month period ended June 30, 2020), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of operations, (ii) $1,250, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of operations for the six-month period ended June 30, 2021 ($1,250 for the six-month period ended June 30, 2020)  and (iii) $3,207, representing the fair value of 299,200 shares, which is included in General and administrative expenses - related parties in the accompanying consolidated statements of operations for the six-month period ended June 30, 2021 ($1,508 for the six-month period ended June 30, 2020). Furthermore, in accordance with the management agreements with V.Ships Greece and the other third-party managers, V.Ships Greece and the other third-party managers have been provided with the amount of $75 and $50 per vessel as working capital security. As at December 31, 2020, such amount was $3,075 in aggregate, of which $3,000 is included in Accounts receivable, net, non-current and $75 in Accounts receivable, net in the accompanying 2020 consolidated balance sheet and as of June 30, 2021, it was $3,700 in aggregate, of which $3,325 is included in Accounts receivable, net, non-current and $375 in Accounts receivable, net in the accompanying 2021 consolidated balance sheet.

During the six-month periods ended June 30, 2020 and 2021, Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes 9 and 10) the amounts of $1,797 and $1,508, respectively, for services provided in accordance with the respective management agreements.

The balance due from Costamare Shipping at December 31, 2020, amounted to $1,623 and is included in Due from related parties in the accompanying 2020 consolidated balance sheet. The balance due to Costamare Shipping at June 30, 2021, amounted to $1,768 and is included in Due to related parties in the accompanying 2021 consolidated balance sheet. The balance due to Costamare Services at December 31, 2020, amounted to $432 and is reflected as Due to related parties in the accompanying consolidated balance sheets. The balance due from Costamare Services at June 30, 2021, amounted to $535 and is reflected as Due from related parties in the accompanying consolidated balance sheets.

(b) Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”): Shanghai Costamare was initially owned (indirectly) 70% by the Company’s Chairman and Chief Executive Officer and 30% (indirectly) by Shanghai Costamare’s General Manager. Shanghai Costamare is a company incorporated in the People’s Republic of China. Shanghai Costamare is not part of the consolidated group of the Company. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company’s vessels, have been subcontracted from Costamare Shipping to Shanghai Costamare. On October 16, 2020, it was agreed that Shanghai Costamare would terminate operations and the owners of the 16 Company’s containerships that were managed by Shanghai Costamare on that date entered into ship managements agreements with V.Ships Greece, which subcontracted certain management services to V.Ships (Shanghai) Limited. The actual transfer of the management of 15 vessels was completed on December 31, 2020. On January 8, 2021, the management of the remaining vessel was fully taken over by V.Ships (Shanghai) Limited. There was no balance due from/to Shanghai Costamare at both December 31, 2020 and June 30, 2021.

(c) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2020, in respect of its vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels chartered on January 1, 2018, which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2020. On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2020 and 2021, BNC charged the ship-owning companies $181 and $241, respectively, which are included in Voyage expenses—related parties in the accompanying consolidated statements of operations. BNC also provides chartering services to a revenue sharing pool (until 31 August 2021), which includes one of the Company’s container vessels. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During the six-month periods ended June 30, 2020 and 2021, BNA charged the ship-owning companies nil and $366, which are included in Voyage expenses – related parties in the accompanying consolidated statements of operations.

(d) Longshaw Maritime Investments S.A. (“Longshaw”): On June 14, 2021, the Company entered into a Shares Purchase Agreement (‘’SPA’’) with Longshaw, a related party entity controlled by the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, for the acquisition of all of its equity interest in 16 companies, which had acquired or had agreed to acquire dry bulk vessels. The aggregate purchase price, which is payable by the Company as at June 30, 2021, for the acquisition of these 16 companies was $54,491, which is included in Other current liabilities in the 2021 consolidated balance sheet, in exchange for the net assets of the acquired companies amounted to $54,578. Three of the dry bulk vessels that were part of the acquisition, Builder, Pegasus and Adventure (with an aggregate DWT of 172,022), were delivered to the Company during the six-month period ended June 30, 2021. The acquisition has been accounted as a transaction between companies under common control and the excess of the carrying value of the net assets acquired above the purchase price agreed amounting to $86 was recorded as a capital contribution within additional paid in capital.

(e) Other related parties' transactions: On November 3, 2010, the Company and the Company's Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, entered into a Restrictive Covenant Agreement (the "Original RCA"), pursuant to which the activities of Mr. Konstantakopoulos with respect to the container vessel sector, because of his capacity as a director or officer of the Company, were restricted. In July 2021, the Original RCA was amended and restated, and Mr. Konstantakopoulos agreed to similarly restrict his activities in the dry bulk sector.